Advances for Vessels and Drillships under Construction and Acquisitions - Cancellation of the agreement (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 Cancellation of acquisition of seven drybulk vessels [Member] numberofvessels	Mar. 19, 2009 Cancellation of acquisition of seven drybulk vessels [Member]
Number Of Vessels Acquisition Cancelled 1				7
Total cancellation fee	$ 0	$ 0	$ 259,459	$ 208,158
Common stock shares issued	424,762,094	369,649,777			11,990,405
Deposits Forfeited				93,158
Cash Paid Due To Contract Cancellation				65,000
Amount Payable In Cash Or Common Shares				$ 25,000